PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation	$ 20,695	$ 11,898	$ 434